Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2025
Other Income, Net [Abstract]
Schedule of Other Income, Net

Other income, net was as follows:

	Years Ended December 31,
	2025	2024

Office rental income, net	11,188	246,273
Property management service income, net	102,919	50,421
Car rental income, net	169,540	-
Income from liquor sales	23,877	-
Liquidated damages from cancellation of liquor sales contract cancellation	42,264	-
Loss on disposal of assets	(23,963)	(68,282)
Other non-operating (expense) income	(1,001)	18,865
Other income, net	$324,825	$247,277